Background information of business and organization (Details)	12 Months Ended																																															12 Months Ended
	Dec. 31, 2012 Xinyuan International Property Investment Co Ltd [Member] USD ($)		Dec. 31, 2012 Xinyuan International (HK) Property Investment Co., Limited. [Member] HKD		Dec. 31, 2012 XIN Development Group International Inc. [Member] USD ($)		Dec. 31, 2012 Xinyuan [Member] USD ($)		Dec. 31, 2012 South Glory International Ltd [Member] HKD		Dec. 31, 2012 Victory Good Development Ltd [Member] HKD		Dec. 31, 2012 Elite Quest Holdings Ltd [Member] HKD		Dec. 31, 2012 XIN Irvine, LLC [Member] USD ($)		Dec. 31, 2012 Vista Sierra, LLC [Member] USD ($)		Dec. 31, 2012 XIN Development Management East, LLC [Member] USD ($)		Dec. 31, 2012 XIN NY Holding, LLC [Member] USD ($)		Dec. 31, 2012 421 Kent Development, LLC [Member] USD ($)		Dec. 31, 2012 WFOE [Member] USD ($)		Dec. 31, 2012 Henan Xinyuan [Member] CNY	Dec. 31, 2012 Henan Wanzhong Real Estate Co Ltd [Member] CNY		Dec. 31, 2012 Qingdao Xinyuan Xiangrui Real Estate Co Ltd [Member] CNY	Dec. 31, 2012 Shandong Xinyuan Real Estate Co Ltd [Member] CNY	Dec. 31, 2012 Xinyuan Property Service Co Ltd [Member] CNY	Dec. 31, 2012 Zhengzhou Mingyuan Landscape Engineering Co Ltd [Member] CNY	Dec. 31, 2012 Zhengzhou Xinyuan Computer Network Engineering Co Ltd [Member] CNY	Dec. 31, 2012 Henan Wanzhuo Real Estate Co Ltd [Member] CNY	Dec. 31, 2012 Suzhou Xinyuan Real Estate Development Co Ltd [Member] CNY	Dec. 31, 2012 Anhui Xinyuan Real Estate Co Ltd [Member] CNY	Dec. 31, 2012 Kunshan Xinyuan Real Estate Co Ltd [Member] CNY	Dec. 31, 2012 Chengdu [Member] CNY	Dec. 31, 2012 Xuzhou Xinyuan Real Estate Co Ltd [Member] CNY	Dec. 31, 2012 Henan Jiye Real Estate Co Ltd [Member] CNY	Dec. 31, 2012 Beijing Xinyuan Wanzhong Real Estate Co Ltd [Member] CNY	Dec. 31, 2012 Beijing [Member] CNY	Dec. 31, 2012 Beijing Heju Construction Material Co. Ltd. [Member] CNY	Dec. 31, 2012 Jiantou Xinyuan [Member] CNY		Nov. 01, 2010 Jiantou Xinyuan [Member]	Dec. 31, 2012 Zhengzhou Jiantou Xinyuan United Real Estate Co., Ltd. [Member] CNY		Dec. 31, 2012 Beijing Xinyuan Priority Real Estate Consulting Co., Ltd. [Member] CNY	Dec. 31, 2012 Henan Xinyuan Priority Commercial Management Co., Ltd. [Member] CNY	Dec. 31, 2012 Suzhou Xinyuan Wanzhuo Real Estate Co., Ltd. [Member] CNY
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation	Oct. 06, 2011		Oct. 26, 2011		Nov. 10, 2011		Jan. 27, 2006		Jan. 17, 2001		Jan. 17, 2001		Nov. 19, 2001		Jul. 12, 2012		May 01, 2012		Aug. 28, 2012		Aug. 29, 2012		Aug. 29, 2012		Apr. 10, 2006		May 19, 1997	Feb. 06, 2005	[1]	Feb. 09, 2006	Jun. 02, 2006	Dec. 28, 1998	Feb. 17, 2004	May 26, 2004	Dec. 29, 2011	Nov. 24, 2006	Dec. 07, 2006	Jan. 31, 2008	Jun. 12, 2007	Nov. 09, 2009	Nov. 15, 2009	Mar. 04, 2008	Jan. 16, 2009	Jan. 16, 2009	Jun. 13, 2005	[2]		Jul. 07, 2006	[3]	Mar. 08, 2012	Aug. 10, 2012	Sep. 20, 2012
Paid up capital	$ 500,000	[4]	3,000,000	[4]	$ 0	[4]	$ 50,000,000	[4]	10,000	[4]	10,000	[4]	10,000	[4]	$ 50,000	[4]	$ 0	[4]	$ 1,000	[4]	$ 1,000	[4]	$ 1,000	[4]	$ 307,000,000	[4]	200,000,000	10,000,000	[1]	10,000,000	300,000,000	50,000,000	2,000,000	2,000,000	20,000,000	200,000,000	50,000,000	200,000,000	220,000,000	50,000,000	50,000,000	30,000,000	30,000,000	30,000,000	10,000,000	[2]		10,000,000	[3]	30,000,000	2,000,000	200,000,000
Ownership percentage attributable to the Group	100.00%		100.00%		100.00%		100.00%		100.00%		100.00%		100.00%		100.00%		100.00%		100.00%		100.00%		100.00%		100.00%		100.00%	100.00%	[1]	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	[2]	45.00%	52.00%	[3]	100.00%	100.00%	100.00%

[1]	Liquidated on September 25, 2012
[2]	Acquired on November 1, 2010, which was formerly a 45% owned equity investee
[3]	Owned by Jiantou Xinyuan and liquidated on April 6, 2012 (Note 22)
[4]	Expressed in US$'000 or HK$'000